Transactions with Related Parties - Compensation for the Key Management (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salaries	₩ 5,969	₩ 4,488	₩ 2,169
Defined benefits plan expenses	1,237	920	258
Share option	325	548	414
Compensation for the key management	₩ 7,531	₩ 5,956	₩ 2,841